Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	$ (48,600)	$ (32,192)	$ (13,118)
Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(32,434)	(20,177)	(6,337)
Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(13,089)	(9,815)	(5,821)
Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(3,077)	(2,200)	(960)
Cost of Goods Sold
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(39,799)	(22,231)	(9,445)
Cost of Goods Sold | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(31,372)	(16,337)	(6,131)
Cost of Goods Sold | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(8,427)	(5,894)	(3,314)
Research and Development Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(765)	(429)	(36)
Research and Development Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(490)	(294)	(17)
Research and Development Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(186)	(58)	(7)
Research and Development Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(89)	(77)	(12)
Selling, General and Administrative Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(8,036)	(9,532)	(3,637)
Selling, General and Administrative Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(572)	(3,546)	(189)
Selling, General and Administrative Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(4,476)	(3,863)	(2,500)
Selling, General and Administrative Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	$ (2,988)	$ (2,123)	$ (948)